SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                               -------------------

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Macquarie Infrastructure Fund Adviser, LLC
Address:   125 West 55th Street
           New York, NY 10019
           ------------------------------------------

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Rose E. Barry
Title:  Chief Compliance Officer
Phone:  212-231-1572

Signature, Place, and Date of Signing:

/s/ Rose E. Barry                New York, NY               November 14, 2005
-----------------
 [Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: ______0_______________

Form 13F Information Table Entry Total: ____7_________________
                                            -

Form 13F Information Table Value Total: 123,370
                                        -------
                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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



                                                               FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2           COLUMN 3       COLUMN 4     COLUMN 5            COLUMN 6        COLUMN 7     COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                          VALUE        SHS OR  SH/ PUT/    INVESTMENT   OTHER         VOTING
NAME OF ISSUER          TITLE OF CLASS     CUSIP          (X$1000)     PRN AMT  PRN CALL   DISCRETION   MANAGERS     AUTHORITY SOLE
                                                                                                                    SHARED NONE


Ameren                  common                 23608102       27,392     512,100             sole                   247,100 SOLE
                                                                                                                    265,000 NONE
Amerigas Partners       common                 30975106       17,908     556,500             sole                   556500  SOLE
Consolidated Edison     common                209115104       19,368     400,300             sole                   200,000 SOLE
                                                                                                                    200,300 NONE
Enbridge Energy         common                29250R106       16,882     303,300             sole                   303,300 SOLE
Kinder Morgan Energy    common                494550106       18,894     357,500             sole                   357500  SOLE
Magellan Midstream      common                559080106       18,626     543,500             sole                   543500  SOLE
National Grid Transco   common                  B08SNH3        4,300   1,830,714             sole                   295,000 SOLE
                                                                                                                1,535,714   NONE
